SCHEDULE OF DUE FROM TO RELATED PARTIES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Wenhu Guo [Member]
Related Party Transaction [Line Items]
Related party relationship description	Senior Management of the Company	Senior Management of the Company
Due to related parties	$ 6,168	$ 3,290
Yongwei Hu [Member]
Related Party Transaction [Line Items]
Related party relationship description	Chief Executive Officer and Controlling shareholder of the Company	Chief Executive Officer and Controlling shareholder of the Company
Due to related parties	$ 3,392	$ 6,583
Jing Liu [Member]
Related Party Transaction [Line Items]
Related party relationship description	Wife of the controlling shareholder	Wife of the controlling shareholder
Due to related parties	$ 18,925
Sheying Wang [Member]
Related Party Transaction [Line Items]
Related party relationship description	Senior Management of the Company	Senior Management of the Company
Due to related parties	$ 3,016	$ 3,093
Yuantao Wang [Member]
Related Party Transaction [Line Items]
Related party relationship description	49% shareholder of Tianjin YHX	49% shareholder of Tianjin YHX
Due to related parties	$ 23,650	$ 59,870
Shujie Mou [Member]
Related Party Transaction [Line Items]
Related party relationship description	Senior Management of Tianjin YHX	Senior Management of Tianjin YHX
Due to related parties	$ 28,229
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	83,380	72,836
Due from related parties	$ 8,411
Wenjuan Chen [Member]
Related Party Transaction [Line Items]
Related party relationship description	Senior Management of the Company	Senior Management of the Company
Due from related parties	$ 8,358
Lu Jiang [Member]
Related Party Transaction [Line Items]
Related party relationship description	Employee of the Company	Employee of the Company
Due from related parties	$ 53